Computer Software - Schedule of Changes in Computer Software (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Balance at January 1	$ 830
Acquisitions	23
Balance at December 31	822	$ 830
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions	23	23
Disposals of businesses	(16)	0
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Amortization	(474)	(485)
Computer software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at January 1	4,771	4,464
Acquisitions	0	25
Removed from service	(344)	(57)
Disposals of businesses	(24)	(60)
Translation and other, net	52	(2)
Balance at December 31	4,918	4,771
Computer software [member] | Gross carrying amount [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Additions	460	397
Computer software [member] | Gross carrying amount [member] | Not internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Additions	3	4
Computer software [member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at January 1	(3,941)	(3,564)
Amortization	(474)	(485)
Removed from service	344	57
Disposals of businesses	19	49
Translation and other, net	(44)	2
Balance at December 31	$ (4,096)	$ (3,941)